TRADE AND OTHER RECEIVABLES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Trade receivables, net impairment losses provision	$ 1,100	$ 2,300
Finance lease receivables	$ 0	$ 0